ORGANIZATION AND BUSINESS (Tables)	12 Months Ended
Mar. 31, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF COMPANY AND SUBSIDIARIES

	Date of Incorporation or Acquisition	Place of Incorporation	Percentage of Direct or Indirect Economic Ownership
Subsidiaries
Prostyle Inc.	February 2017	Japan	100.0%
LogSuite Inc.	August 2006	Japan	100.0%
LogAsset Inc.	February 2023	Japan	100.0%
LogArchitects Inc.	September 2015	Japan	100.0%
Chino Building Management Inc.	February 2015	Japan	100.0%
ProstyleRyokan Inc.	May 2017	Japan	100.0%
Okinawa Igeto Inc.	January 2018	Japan	100.0%
Kotakino Inc.	September 2013	Japan	100.0%
LogKnot Vietnam Co., Ltd.	August 2021	Vietnam	100.0%
Propolife Vietnam Co., Ltd.	October 2015	Vietnam	100.0%
Yantai Propolife Wood Industry Co., Ltd.	November 2016	China	100.0%
LogProstyle US Inc.	December 2024	US	100.0%
LogProstyle Inc For Hotel Management CO. L.L.C S.O.C	April 2025	UAE	100.0%